Fair value measurement - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	$ 18,628	$ 20,858
Contractual maturities	19,784	22,100
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	4,261	6,127
Contractual maturities	5,375	7,334
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	299	347
Contractual maturities	341	382
Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	516	514
Contractual maturities	516	514
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	582	223
Contractual maturities	582	223
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	8,777	7,983
Contractual maturities	8,777	7,983
Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	4,193	5,664
Contractual maturities	4,193	5,664
Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	12,159	14,355
Within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	509	1,872
Within one year | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	101	110
Within one year | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	516	514
Within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	582	223
Within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,258	5,972
Within one year | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	4,193	5,664
1 to 2 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	200	632
1 to 2 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	124	551
1 to 2 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	76	81
2 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	497	837
2 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	370	702
2 to 5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	127	135
5 to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,626	1,862
5 to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,598	1,817
5 to 10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	28	45
10 to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,033	1,653
10 to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,024	1,642
10 to 15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9	11
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,269	2,761
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	750	750
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	$ 2,519	$ 2,011